Risk Administration (Details) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other financial liabilities no derivative		$ 602,553,419	$ 417,065,011
Hedgin derivative		9,941,501	1,140,278
Total		612,494,920	418,205,289
Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		133,754,059	150,352,770
Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		412,221,789	210,165,178
Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		14,116,167	13,290,754
Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		42,461,404	43,256,309
Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative		4,243,939	240,394
Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative		5,697,562	899,884
0 to 3 months
Statement [Line Items]
Other financial liabilities no derivative		7,480,235	27,358,459
Hedgin derivative		5,420,242	690,229
Total		12,900,477	28,048,688
0 to 3 months | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		836,693	20,991,920
0 to 3 months | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		4,954,003	4,932,819
0 to 3 months | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
0 to 3 months | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		1,689,539	1,433,720
0 to 3 months | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative		4,243,939	229,726
0 to 3 months | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative		1,176,303	460,503
3 months to 1 year
Statement [Line Items]
Other financial liabilities no derivative		65,586,809	56,343,676
Hedgin derivative		4,521,259	450,049
Total		70,108,068	56,793,725
3 months to 1 year | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		39,751,923	33,633,237
3 months to 1 year | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		7,303,258	4,878,698
3 months to 1 year | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		14,116,167	13,290,754
3 months to 1 year | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		4,415,461	4,540,987
3 months to 1 year | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative			10,668
3 months to 1 year | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative		4,521,259	439,381
Over 1 year to 3 years
Statement [Line Items]
Other financial liabilities no derivative		121,912,557	109,989,926
Hedgin derivative		0	0
Total		121,912,557	109,989,926
Over 1 year to 3 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		79,476,094	84,363,883
Over 1 year to 3 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		34,748,671	18,973,584
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 1 year to 3 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		7,687,792	6,652,459
Over 3 years to 5 years
Statement [Line Items]
Other financial liabilities no derivative		127,561,253	32,554,045
Hedgin derivative		0	0
Total		127,561,253	32,554,045
Over 3 years to 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		12,885,867	10,396,997
Over 3 years to 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		109,950,580	18,107,650
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 3 years to 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		4,724,806	4,049,398
Over 5 years
Statement [Line Items]
Other financial liabilities no derivative		280,012,565	190,818,905
Hedgin derivative		0	0
Total		280,012,565	190,818,905
Over 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		803,482	966,733
Over 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		255,265,277	163,272,427
Over 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		23,943,806	26,579,745
Book value
Statement [Line Items]
Other financial liabilities no derivative	[1]	504,573,662	329,109,316
Hedgin derivative	[1]	9,567,579	1,045,700
Total	[1]	514,141,241	330,155,016
Book value | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	125,906,105	142,196,520
Book value | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	332,416,479	140,551,686
Book value | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	14,116,167	13,290,754
Book value | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	32,134,911	33,070,356
Book value | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	[1]	4,243,939	240,394
Book value | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	[1]	$ 5,323,640	$ 805,306

[1]	View current and non-current book value in Note 7– Financial Instruments.